Vessels and subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Vessels and subsidiaries (Tables) [Abstract]
Vessel subsidiaries
The Vessels are owned by companies incorporated in the Marshall Islands or Cayman Islands.  The Vessel Subsidiaries are wholly owned directly by the Company or indirectly through the wholly owned subsidiary DHT Maritime.  The primary activity of each of the Vessel Subsidiaries is the ownership and operation of a Vessel.  In addition, the Company has a vessel chartering subsidiary and two subsidiaries, DHT Management AS (Norway) and DHT Ship Management (Singapore) Pte. Ltd., which perform management services for DHT and its subsidiaries.  The following table sets out the details of the Vessel Subsidiaries included in these consolidated financial statements:

Company	Vessel name	Dwt	Flag State	Year Built
DHT Tiger Limited	DHT Tiger	299,900	Hong Kong	2017
DHT Puma Limited	DHT Puma	299,900	Hong Kong	2016
DHT Panther Limited	DHT Panther	299,900	Hong Kong	2016
DHT Lion Limited	DHT Lion	299,900	Hong Kong	2016
DHT Leopard Limited	DHT Leopard	299,900	Hong Kong	2016
DHT Jaguar Limited	DHT Jaguar	299,900	Hong Kong	2015
DHT Opal Inc	DHT Opal	320,105	IOM	2012
Samco Theta Ltd	DHT Sundarbans	314,240	Hong Kong	2012
Samco Iota Ltd	DHT Taiga	314,240	Hong Kong	2012
DHT Peony Inc	DHT Peony	320,142	IOM	2011
DHT Lotus Inc	DHT Lotus	320,142	IOM	2011
Samco Eta Ltd	DHT Amazon	314,240	RIF	2011
Samco Kappa Ltd	DHT Redwood	314,240	Hong Kong	2011
DHT Edelweiss Inc	DHT Edelweiss	301,021	Hong Kong	2008
Samco Epsilon Ltd	DHT China	317,794	RIF	2007
Samco Delta Ltd	DHT Europe	317,260	RIF	2007
DHT Bauhinia Inc	DHT Bauhinia	301,019	IOM	2007
DHT Hawk Limited	DHT Hawk	298,923	Hong Kong	2007
Samco Gamma Ltd	DHT Scandinavia	317,826	Hong Kong	2006
DHT Falcon Limited	DHT Falcon	298,971	Hong Kong	2006
DHT Lake Inc	DHT Lake	298,564	IOM	2004
DHT Raven Inc	DHT Raven	298,563	IOM	2004
DHT Condor, Inc.	DHT Condor	320,050	Hong Kong	2004
DHT Eagle, Inc.	DHT Eagle *	309,064	Hong Kong	2002
DHT Utah, Inc	DHT Utah *	299,498	IOM	2001
DHT Utik, Inc	DHT Utik *	299,450	IOM	2001
Chris Tanker Corporation	DHT Chris **	309,285	Hong Kong	2001
Ann Tanker Corporation	DHT Ann ***	309,327	Hong Kong	2001
DHT Phoenix, Inc.	DHT Phoenix ****	307,151	Hong Kong	1999
Cathy Tanker Corporation	DHT Cathy	115,000	Marshall Islands	2004
Sophie Tanker Corporation	DHT Sophie	115,000	Marshall Islands	2003

Vessels and time charter contracts
Vessels and time charter contracts

(Dollars in thousands)	Vessels	Drydock	Time charter contracts	Total

Cost
As of January 1, 2017	1,534,496	27,632	6,600	1,568,729
Additions	366,064	24,406	-	390,471
Transferred from vessels under construction	91,264	1,700	-	92,964
Transferred to asset held for sale	(21,585)	(1,736)	-	(23,321)
Disposals	(203,123)	(15,562)	-	(218,684)
As of December 31, 2017	1,767,117	36,441	6,600	1,810,158

Accumulated depreciation and impairment
As of January 1, 2017	(384,520)	(4,451)	(2,237)	(391,209)
Charge for the period	(84,893)	(10,497)	(978)	(96,367)
Impairment charges	(8,540)	-	-	(8,540)
Transferred to asset held for sale	2,014	556	-	2,570
Disposals	116,873	10,661	-	127,534
As of December 31, 2017	(359,066)	(3,731)	(3,215)	(366,013)

Net book value
As of December 31, 2017	1,408,051	32,710	3,385	1,444,146

Cost
As of January 1, 2016	1,312,363	19,516	9,700	1,341,581
Additions		11,093	-	11,093
Transferred from vessels under construction	376,751	8,500	-	385,251
Transferred to asset held for sale	(62,275)	-	-	(62,275)
Disposals	(92,344)	(11,477)	(3,100)	(106,920)
As of December 31, 2016	1,534,496	27,632	6,600	1,568,729

Accumulated depreciation and impairment
As of January 1, 2016	(343,403)	(7,462)	(4,118)	(354,985)
Charge for the period	(74,385)	(8,465)	(1,219)	(84,069)
Impairment charge	(78,200)	-	-	(78,200)
Transferred to asset held for sale	39,059	-	-	39,059
Disposals	72,409	11,477	3,100	86,985
As of December 31, 2016	(384,520)	(4,451)	(2,237)	(391,209)

Net book value
As of December 31, 2016	1,149,976	23,181	4,363	1,177,521

Vessels under construction
Cost
As of January 1, 2017	43,638	-	-	43,638
Additions	164,085	-	-	164,085
Transferred to vessels	(92,964)	-	-	(92,964)
As of December 31, 2017	114,759	-	-	114,759
Cost
As of January 1, 2016	215,401	-	-	215,401
Additions	219,988	-	-	219,988
Impairment charge	(6,500)	-	-	(6,500)
Transferred to vessels	(385,251)	-	-	(385,251)
As of December 31, 2016	43,638	-	-	43,638

Time charter contracts:	Time charter contracts:
		Carrying amount	Carrying amount
(Dollars in thousands)	Expected useful life	2017	2016
DHT China charter	Finite	3,385	4,363
Total		3,385	4,363